CONSOLIDATED UNAUDITED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 11,637	$ 26,457
Restricted cash	351	350
Short-term bank deposit	38,206	25,104
Prepaid expenses and other current assets	996	839
Total current assets	51,190	52,750
Non-current assets
Property and equipment, net	1,836	1,793
Operating leases	1,100	1,116
Total non-current assets	2,936	2,909
Total assets	54,126	55,659
Accounts payable and accruals
Trade	946	1,050
Other	701	680
Employees and payroll accruals	1,668	1,961
Other current liabilities	279	0
Operating lease liabilities	332	350
Total current liabilities	3,926	4,041
Non-current liabilities
Royalties provision	107	132
Operating lease liabilities	669	795
Total non-current liabilities	776	927
Shareholders' equity
Share capital, Ordinary shares, 2.4 NIS par value (360,000,000 authorized shares as of June 30, 2022 and December 31, 2021, respectively; 116,411,949 and 96,411,949 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively)	83,602	68,787
Additional paid-in capital	84,648	90,089
Retained Earnings (Accumulated Deficit)	(118,826)	(108,185)
Total shareholders' equity	49,424	50,691
Total liabilities and shareholders' equity	$ 54,126	$ 55,659